Business segment information (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland *	$279,743	$310,477	$594,715	$608,960
Rest of Europe	89,387	94,192	191,818	184,637
U.S.	189,466	222,312	414,933	440,852
Rest of World	61,632	68,156	133,864	135,540

Total	$620,228	$695,137	$1,335,330	$1,369,989
* All sales shown for Ireland are export sales.
Distribution of income from operations by geographical area	The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland	$38,655	$78,052	$112,590	$148,673
Rest of Europe	7,120	5,663	17,816	11,513
U.S.	9,377	16,300	23,268	33,407
Rest of World	1,797	6,075	9,566	14,443

Total	$56,949	$106,090	$163,240	$208,036
The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland	$56,744	$78,052	$130,679	$148,673
Rest of Europe	7,120	5,663	17,816	$11,513
U.S.	9,377	16,300	23,268	$33,407
Rest of World	1,797	6,075	9,566	14,443

Total	$75,038	$106,090	$181,329	$208,036

Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (including right-of-use assets), net, by geographical area was as follows:

	June 30, 2020	December 31, 2019
	(in thousands)
Ireland	$108,531	$110,522
Rest of Europe	33,377	41,970
U.S.	64,932	72,578
Rest of World	41,979	44,994

Total	$248,819	$270,064

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(in thousands)		(in thousands)
Ireland	$7,951	$7,026	$16,192	$14,916
Rest of Europe	3,672	3,615	7,487	7,052
U.S.	6,201	9,539	14,840	17,180
Rest of World	5,043	2,608	7,998	6,583

Total	$22,867	$22,788	$46,517	$45,731

Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	June 30, 2020	December 31, 2019
	(in thousands)
Ireland	$1,340,307	$1,323,181
Rest of Europe	605,148	660,797
U.S.	735,370	755,271
Rest of World	177,895	168,263

Total	$2,858,720	$2,907,512